Consolidated Statements of Changes in Stockholders’ Equity (Restated) (USD $) In Thousands, except Share data		Common Stock [Member] Series A Preferred Stock [Member] USD ($)	Common Stock [Member] Series F Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)		Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)		Preferred Stock [Member] Series F Preferred Stock [Member] USD ($)		Preferred Stock [Member] Series G Preferred Stock [Member] USD ($)	Series F Preferred Stock To Be Issued [Member] Series G Preferred Stock [Member]		Additional Paid-in Capital [Member] Series A Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series F Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series G Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Constructive Dividends on Series A Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Constructive Dividends on Series G Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Series A Preferred Stock [Member] USD ($)	Series F Preferred Stock [Member]	Series G Preferred Stock [Member] USD ($)	Constructive Dividends on Series A Preferred Stock [Member] USD ($)	Constructive Dividends on Series G Preferred Stock [Member] USD ($)	Total USD ($)
Balances at Dec. 31, 2011	[1]							$ 4										$ 42,308	$ (39,555)						$ 2,757
Balances (in Shares) at Dec. 31, 2011	[1]							3,640,123
Issuance of preferred stock with warrants (in Shares)						37,500														37,500
Issuance of preferred stock with warrants													75							75
Forfeiture of Series F preferred stock																		1,350							1,350
Stock based compensation																		175							175
Stock based compensation (in Shares)								80,913
Net income (loss)																			1,036						1,036
Balances at Dec. 31, 2012	[1]							4										43,908	(38,519)						5,393
Balances (in Shares) at Dec. 31, 2012					[1]	37,500	[1]	3,721,036	[1]			[1]													0
Recapitalization with Claimsnet.com, Inc.																		(1,602)							(1,602)
Recapitalization with Claimsnet.com, Inc. (in Shares)				178,250
Spin-off of ANC Holdings, Inc.																		1,602							1,602
Issuance of preferred stock with warrants (in Shares)						206,250					687,250									206,250		687,250
Issuance of preferred stock with warrants										1			679		2,440					679		2,441
Constructive dividends on preferred stock																(266)	(1,756)			(266)		(1,756)	(266)	(1,756)
Conversion of preferred stock		1	21					(4)					(1)	(17)
Conversion of preferred stock (in Shares)		487,500	21,323,978			(243,750)		(3,721,036)
Issuance of common stock for deferred offering costs (in Shares)				256,578
Issuance of common stock for deferred offering costs																		250							250
Forgiveness of notes payable, related party																		125							125
Stock based compensation				1														269							270
Stock based compensation (in Shares)				207,467
Series A preferred dividend payments													(39)							(39)
Net income (loss)																			(4,053)						(4,053)
Balances at Dec. 31, 2013				$ 23						$ 1								$ 45,592	$ (42,572)						$ 3,044
Balances (in Shares) at Dec. 31, 2013				22,453,773							687,250														22,453,773

[1]	Balance is reflective of Claimsnet.com Inc.'s acquisition of TransCoastal Corporation on March 18, 2013 (as amended April 24, 2013) as discussed in Note 1.